Organization and Significant Accounting Policies, Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. federal corporate tax rate		35.00%	35.00%	35.00%
Plan [Member]
Income Taxes [Abstract]
U.S. federal corporate tax rate	21.00%